Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 59,165,259	$ 48,184,958	$ 32,524,013
Sale of software products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,566,455	3,547,113	14,878,256
Sale of hardware products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	75,363	46,295	75,011
Technology development service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	7,839,700	16,419,889	9,246,992
M&S service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,676,185	2,429,526	2,772,795
Sale of cloud platform products [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 47,007,556	$ 25,742,135	$ 5,550,959